Earnings Per Common Share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Common Share

Note 22: Earnings Per Common Share
Table 22.1 shows earnings per common share and diluted earnings per common share and reconciles the numerator and denominator of both earnings per common share calculations. See Note 1 (Summary of Significant Accounting Policies) for discussion of private share repurchases and the Consolidated Statement of Changes in Equity and Note 19 (Common Stock and Stock Plans) for information about stock and options activity and terms and conditions of warrants.

Table 22.1: Earnings Per Common Share Calculations

		Year ended December 31,
	(in millions, except per share amounts)	2016	2015	2014
	Wells Fargo net income	$21,938	22,894	23,057
	Less: Preferred stock dividends and other	1,565	1,424	1,236
	Wells Fargo net income applicable to common stock (numerator)	$20,373	21,470	21,821
	Earnings per common share
	Average common shares outstanding (denominator)	5,052.8	5,136.5	5,237.2
	Per share	$4.03	4.18	4.17
	Diluted earnings per common share
	Average common shares outstanding	5,052.8	5,136.5	5,237.2
Add:	Stock options	18.9	26.7	32.9
	Restricted share rights	25.9	32.8	41.6
	Warrants	10.7	13.8	12.7
	Diluted average common shares outstanding (denominator)	5,108.3	5,209.8	5,324.4
	Per share	$3.99	4.12	4.10

Table 22.2 presents the outstanding options to purchase shares of common stock that were anti-dilutive (the exercise price was higher than the weighted-average market price), and therefore not included in the calculation of diluted earnings per common share.

Table 22.2: Outstanding Anti-Dilutive Options

	Weighted-average shares
	Year ended December 31,
(in millions)	2016	2015	2014
Options	3.2	5.7	8.0